Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Change in Benefit Obligation

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2011, 2012 and 2013. The measurement date used is March 31 of the relevant fiscal year.

	2011	2012	2013
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	349,624	434,594	446,146
Acquisition	7,874	—	—
Actuarial (gain) loss	(16,687)	(10,478)	14,941
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Benefits paid	(22,851)	(39,297)	(26,382)
Effect of exchange rate changes	5,243	(59,643)	(26,257)

Benefit obligation at the end of the year	434,594	446,146	527,512

Current – (included in other employee payable)	35,220	36,885	47,713
Non-current – (included in retirement benefits)	399,374	409,261	479,799

Net Gratuity Cost

Net gratuity cost for the years ended March 31, 2011, 2012 and 2013 comprise of the following:

	2011	2012	2013
	US$	US$	US$
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Recognized net actuarial (gain) loss	(16,687)	(10,478)	14,941

Net gratuity cost	94,704	110,492	134,005

Assumptions Used in Accounting for Gratuity

The assumptions used in accounting for gratuity in the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	9.00%	9.24%	8.75%

Rate of increase in compensation	10% for first year and 7% thereafter	7.00%	7.00%

Benefit Payments, Which Reflect Expected Future Services, Expected to be Paid

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2014	47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	446,148